Non-current receivables - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jan. 31, 2024	Jan. 04, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Cash guarantees and deposits	$ 46,173			$ 1,616
Malaysia
Disclosure of detailed information about property, plant and equipment [line items]
Cash guarantees and deposits		$ 45,700	$ 45,700